Schedule of Investments (unaudited)
January 31, 2026
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 Putnam ESG Ultra Short ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 76.0%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.5%
AT&T Inc., Senior Notes	3.800%	2/15/27	$392,000	$391,493
AT&T Inc., Senior Notes	4.250%	3/1/27	620,000	621,914
Total Diversified Telecommunication Services				1,013,407
Entertainment — 0.2%
Netflix Inc., Senior Notes	4.375%	11/15/26	55,000	55,205
Netflix Inc., Senior Notes	5.875%	11/15/28	321,000	336,775
Total Entertainment				391,980
Interactive Media & Services — 0.0%††
Meta Platforms Inc., Senior Notes	3.500%	8/15/27	78,000	77,869

Total Communication Services				1,483,256
Consumer Discretionary — 8.6%
Automobiles — 6.3%
American Honda Finance Corp., Senior Notes (SOFR + 0.620%)	4.323%	12/11/26	210,000	210,453 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.650%)	4.421%	5/20/26	475,000	475,666 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.720%)	4.413%	10/22/27	402,000	403,726 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.730%)	4.528%	8/13/27	435,000	437,100 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.820%)	4.549%	3/3/28	632,000	633,548 (a)
BMW US Capital LLC, Senior Notes	4.650%	3/19/27	425,000	428,453 (b)
BMW US Capital LLC, Senior Notes (SOFR + 0.800%)	4.598%	8/13/26	145,000	145,449 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	4.718%	8/13/27	972,000	978,030 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	4.617%	3/21/28	706,000	711,282 (a)(b)
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	426,000	427,125
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	347,000	344,031
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.050%)	4.741%	7/15/27	350,000	350,821 (a)
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.350%)	5.161%	5/8/27	100,000	100,691 (a)
Hyundai Capital America, Senior Notes	1.650%	9/17/26	116,000	114,390 (b)
Hyundai Capital America, Senior Notes	5.300%	3/19/27	674,000	683,463 (b)
Hyundai Capital America, Senior Notes	4.850%	3/25/27	160,000	161,461 (b)
Hyundai Capital America, Senior Notes (SOFR + 1.030%)	4.728%	9/24/27	349,000	350,645 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	4.737%	3/19/27	346,000	347,390 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	4.738%	6/24/27	628,000	631,541 (a)(b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.800%	11/13/26	408,000	411,017 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.800%	1/11/27	310,000	312,960 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	3/31/28	260,000	264,053 (b)
Mercedes-Benz Finance North America LLC, Senior Notes (SOFR + 0.780%)	4.475%	4/1/27	260,000	261,070 (a)(b)
Toyota Motor Credit Corp., Senior Notes (4.150% to 5/18/26 then SOFR + 0.500%)	4.150%	11/18/27	570,000	573,471 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.450%)	4.138%	4/10/26	300,000	300,179 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.450%)	4.139%	1/12/28	285,000	285,413 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.720%)	4.440%	9/5/28	684,000	688,934 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.770%)	4.582%	8/7/26	397,000	398,180 (a)
Volkswagen Group of America Finance LLC, Senior Notes	4.900%	8/14/26	966,000	970,437 (b)
Volkswagen Group of America Finance LLC, Senior Notes	4.450%	9/11/27	310,000	311,101 (b)
Volkswagen Group of America Finance LLC, Senior Notes (SOFR + 0.830%)	4.527%	3/20/26	595,000	595,287 (a)(b)
Total Automobiles				13,307,367
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — 1.4%
Hyatt Hotels Corp., Senior Notes	5.750%	1/30/27	$695,000	$705,982
Marriott International Inc., Senior Notes	3.125%	6/15/26	255,000	254,275
Marriott International Inc., Senior Notes	5.450%	9/15/26	35,000	35,286
Marriott International Inc., Senior Notes	4.200%	7/15/27	390,000	391,425
Marriott International Inc., Senior Notes	4.000%	4/15/28	215,000	214,885
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	403,000	402,880 (b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	229,000	229,245 (b)
Starbucks Corp., Senior Notes	4.750%	2/15/26	555,000	555,107
Total Hotels, Restaurants & Leisure				2,789,085
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.250%	6/1/26	877,000	878,005
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	3.750%	9/15/28	135,000	135,125
Lowe’s Cos. Inc., Senior Notes	3.950%	10/15/27	393,000	394,116
Lowe’s Cos. Inc., Senior Notes	4.000%	10/15/28	490,000	490,684
Total Specialty Retail				1,019,925

Total Consumer Discretionary				17,994,382
Consumer Staples — 1.4%
Consumer Staples Distribution & Retail — 0.5%
Alimentation Couche-Tard Inc., Senior Notes	4.148%	9/29/28	465,000	465,654 (b)
Kroger Co., Senior Notes	3.500%	2/1/26	200,000	200,000
Kroger Co., Senior Notes	2.650%	10/15/26	170,000	168,511
Target Corp., Senior Notes	4.350%	6/15/28	283,000	287,010
Total Consumer Staples Distribution & Retail				1,121,175
Food Products — 0.6%
Mars Inc., Senior Notes	4.450%	3/1/27	496,000	499,733 (b)
Mondelez International Inc., Senior Notes	4.250%	5/6/28	749,000	752,986
Total Food Products				1,252,719
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.350%	3/22/26	220,000	220,146
Tobacco — 0.2%
Cargill Inc., Senior Notes (SOFR + 0.610%)	4.417%	2/11/28	370,000	370,905 (a)(b)

Total Consumer Staples				2,964,945
Energy — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
Chevron USA Inc., Senior Notes (SOFR + 0.470%)	4.228%	2/26/28	433,000	434,837 (a)
Chevron USA Inc., Senior Notes (SOFR + 0.570%)	4.368%	8/13/28	350,000	352,592 (a)
Enterprise Products Operating LLC, Senior Notes	4.300%	6/20/28	180,000	181,593
ONEOK Inc., Senior Notes	5.550%	11/1/26	514,000	519,412
ONEOK Inc., Senior Notes	5.650%	11/1/28	24,000	24,932
Phillips 66 Co., Senior Notes	3.550%	10/1/26	170,000	169,622
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.875%	6/30/26	31,000	31,034

Total Energy				1,714,022
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 54.3%
Banks — 35.1%
ABN AMRO Bank NV, Senior Notes (4.988% to 12/3/27 then 1 year Treasury Constant Maturity Rate + 0.780%)	4.988%	12/3/28	$500,000	$508,452 (a)(b)
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	800,000	811,150 (a)(b)
ABN AMRO Bank NV, Senior Notes (SOFR + 0.750%)	4.437%	7/7/28	335,000	336,641 (a)(b)
ABN AMRO Bank NV, Senior Notes (SOFR + 1.000%)	4.729%	12/3/28	560,000	562,847 (a)(b)
ANZ New Zealand International Ltd., Senior Notes (SOFR + 0.610%)	4.276%	1/22/29	425,000	425,570 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.590%)	4.296%	12/8/28	200,000	200,677 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.620%)	4.302%	6/18/28	445,000	447,072 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.650%)	4.330%	9/30/27	655,000	657,701 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.680%)	4.346%	7/16/27	697,000	700,783 (a)(b)
Australia & New Zealand Banking Group Ltd., Subordinated Notes	4.400%	5/19/26	530,000	530,698 (b)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes (6.138% to 9/14/27 then 1 year Treasury Constant Maturity Rate + 2.700%)	6.138%	9/14/28	400,000	413,818 (a)
Banco Santander SA, Senior Notes (5.552% to 3/14/27 then 1 year Treasury Constant Maturity Rate + 1.250%)	5.552%	3/14/28	250,000	254,035 (a)
Banco Santander SA, Senior Notes (6.527% to 11/7/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.527%	11/7/27	600,000	611,239 (a)
Banco Santander SA, Senior Notes (SOFR + 1.120%)	4.808%	7/15/28	600,000	603,611 (a)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	753,000	761,977 (a)
Bank of America Corp., Senior Notes (SOFR + 0.830%)	4.525%	1/24/29	721,000	723,915 (a)
Bank of America Corp., Senior Notes (SOFR + 1.050%)	4.886%	2/4/28	230,000	231,313 (a)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	140,000	140,341
Bank of Montreal, Senior Notes (4.100% to 12/15/26 then SOFR + 0.525%)	4.100%	12/15/27	355,000	355,508 (a)
Bank of Montreal, Senior Notes (SOFR + 0.750%)	4.447%	9/22/28	811,000	812,563 (a)
Bank of Montreal, Senior Notes (SOFR + 0.860%)	4.554%	1/27/29	757,000	759,765 (a)
Bank of Montreal, Senior Notes (SOFR + 0.880%)	4.586%	9/10/27	834,000	836,203 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.730%)	4.426%	2/2/30	430,000	430,255 (a)(c)
Bank of Nova Scotia, Senior Notes (SOFR + 0.760%)	4.458%	9/15/28	400,000	400,422 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.780%)	4.504%	6/4/27	671,000	674,201 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.890%)	4.683%	2/14/29	325,000	325,665 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 1.000%)	4.717%	9/8/28	496,000	498,684 (a)
Banque Federative du Credit Mutuel SA, Senior Notes	5.896%	7/13/26	500,000	504,500 (b)
Banque Federative du Credit Mutuel SA, Senior Notes	4.591%	10/16/28	330,000	333,832 (b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 0.990%)	4.681%	10/16/28	454,000	455,779 (a)(b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 1.070%)	4.860%	2/16/28	515,000	518,497 (a)(b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 1.130%)	4.823%	1/23/27	450,000	453,210 (a)(b)
Barclays PLC, Senior Notes (5.501% to 8/9/27 then 1 year Treasury Constant Maturity Rate + 2.650%)	5.501%	8/9/28	367,000	374,782 (a)
Barclays PLC, Senior Notes (5.829% to 5/9/26 then SOFR + 2.210%)	5.829%	5/9/27	554,000	556,532 (a)
Barclays PLC, Senior Notes (6.496% to 9/13/26 then SOFR + 1.880%)	6.496%	9/13/27	690,000	699,979 (a)
Barclays PLC, Senior Notes (SOFR + 1.490%)	5.190%	3/12/28	255,000	257,483 (a)
BNP Paribas SA, Senior Notes	3.500%	11/16/27	899,000	890,235 (b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	227,000	231,192 (a)(b)
BNP Paribas SA, Senior Notes (SOFR + 1.430%)	5.241%	5/9/29	695,000	702,435 (a)(b)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BPCE SA, Senior Notes	3.500%	10/23/27	$670,000	$663,581 (b)
BPCE SA, Senior Notes (6.612% to 10/19/26 then SOFR + 1.980%)	6.612%	10/19/27	440,000	447,777 (a)(b)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	255,000	270,322 (a)(b)
CaixaBank SA, Senior Notes (4.634% to 7/3/28 then SOFR + 1.140%)	4.634%	7/3/29	942,000	952,127 (a)(b)
CaixaBank SA, Senior Notes (6.208% to 1/18/28 then SOFR + 2.700%)	6.208%	1/18/29	733,000	761,305 (a)(b)
CaixaBank SA, Senior Notes (6.684% to 9/13/26 then SOFR + 2.080%)	6.684%	9/13/27	968,000	983,291 (a)(b)
Canadian Imperial Bank of Commerce, Senior Notes	5.926%	10/2/26	553,000	560,701
Canadian Imperial Bank of Commerce, Senior Notes (4.508% to 9/11/26 then SOFR + 0.930%)	4.508%	9/11/27	245,000	245,786 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.930%)	4.633%	9/11/27	549,000	550,666 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.940%)	4.639%	6/28/27	511,000	515,194 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 1.030%)	4.729%	3/30/29	410,000	412,466 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 1.220%)	4.915%	10/2/26	230,000	231,466 (a)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.460%)	4.206%	11/27/26	418,000	419,445 (a)(b)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.640%)	4.324%	3/14/28	385,000	386,930 (a)(b)
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	350,000	349,508
Cooperatieve Rabobank UA, Senior Notes	4.883%	1/21/28	250,000	255,656
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	547,834 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.410%)	4.100%	1/14/28	285,000	285,249 (a)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.590%)	4.344%	5/27/27	265,000	266,048 (a)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.620%)	4.374%	8/28/26	660,000	661,450 (a)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	435,000	438,112 (b)
Credit Agricole SA, Senior Notes	5.134%	3/11/27	250,000	253,328 (b)
Credit Agricole SA, Senior Notes (4.631% to 9/11/27 then SOFR + 1.210%)	4.631%	9/11/28	950,000	957,396 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 0.870%)	4.573%	3/11/27	294,000	295,326 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 1.210%)	4.913%	9/11/28	290,000	292,101 (a)(b)
Fifth Third Bancorp, Senior Notes (6.361% to 10/27/27 then SOFR + 2.192%)	6.361%	10/27/28	235,000	244,025 (a)
Fifth Third Bank NA, Senior Notes (4.967% to 1/28/27 then SOFR + 0.810%)	4.967%	1/28/28	500,000	504,416 (a)
Fifth Third Bank NA, Senior Notes (SOFR + 0.810%)	4.505%	1/28/28	500,000	501,074 (a)
Goldman Sachs Bank USA, Senior Notes (5.414% to 5/21/26 then SOFR + 0.750%)	5.414%	5/21/27	536,000	538,342 (a)
Goldman Sachs Bank USA, Senior Notes (SOFR + 0.750%)	4.521%	5/21/27	678,000	678,844 (a)
Huntington Bancshares Inc., Senior Notes (4.443% to 8/4/27 then SOFR + 1.970%)	4.443%	8/4/28	120,000	120,720 (a)
Huntington National Bank, Senior Notes (4.871% to 4/12/27 then SOFR + 0.720%)	4.871%	4/12/28	275,000	277,436 (a)
Huntington National Bank, Senior Notes (SOFR + 0.720%)	4.409%	4/12/28	830,000	830,748 (a)
ING Groep NV, Senior Notes	3.950%	3/29/27	515,000	515,397
ING Groep NV, Senior Notes (4.858% to 3/25/28 then SOFR + 1.010%)	4.858%	3/25/29	200,000	203,234 (a)
ING Groep NV, Senior Notes (6.083% to 9/11/26 then SOFR + 1.560%)	6.083%	9/11/27	200,000	202,467 (a)
ING Groep NV, Senior Notes (SOFR + 1.010%)	4.708%	4/1/27	200,000	200,216 (a)
ING Groep NV, Senior Notes (SOFR + 1.010%)	4.708%	3/25/29	910,000	913,099 (a)
ING Groep NV, Senior Notes (SOFR + 1.560%)	5.263%	9/11/27	500,000	503,463 (a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	355,000	354,372 (b)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/12/28	200,000	198,997 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	370,000	373,540 (a)
JPMorgan Chase & Co., Senior Notes (5.571% to 4/22/27 then SOFR + 0.930%)	5.571%	4/22/28	535,000	545,185 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.800%)	4.494%	1/24/29	633,000	635,187 (a)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (SOFR + 0.860%)	4.553%	10/22/28	$580,000	$582,449 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.920%)	4.613%	4/22/28	537,000	540,129 (a)
Lloyds Banking Group PLC, Senior Notes (4.818% to 6/13/28 then 1 year Treasury Constant Maturity Rate + 0.830%)	4.818%	6/13/29	425,000	432,014 (a)
Lloyds Banking Group PLC, Senior Notes (5.087% to 11/26/27 then 1 year Treasury Constant Maturity Rate + 0.850%)	5.087%	11/26/28	345,000	351,347 (a)
Lloyds Banking Group PLC, Senior Notes (5.462% to 1/5/27 then 1 year Treasury Constant Maturity Rate + 1.375%)	5.462%	1/5/28	610,000	617,999 (a)
Lloyds Banking Group PLC, Senior Notes (5.985% to 8/7/26 then 1 year Treasury Constant Maturity Rate + 1.480%)	5.985%	8/7/27	200,000	201,995 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	4.831%	11/26/28	200,000	201,286 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	4.766%	6/13/29	270,000	271,703 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.560%)	5.396%	8/7/27	300,000	301,871 (a)
Macquarie Bank Ltd., Senior Notes	5.391%	12/7/26	465,000	471,253 (b)
Macquarie Bank Ltd., Senior Notes (SOFR + 0.740%)	4.427%	6/12/28	540,000	543,071 (a)(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	545,000	545,666 (a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (5.017% to 7/20/27 then 1 year Treasury Constant Maturity Rate + 1.950%)	5.017%	7/20/28	630,000	639,531 (a)
National Australia Bank Ltd., Senior Notes	3.850%	12/13/28	400,000	400,238
National Australia Bank Ltd., Senior Notes (SOFR + 0.500%)	4.206%	3/6/28	250,000	250,426 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.530%)	4.190%	12/13/28	400,000	400,405 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.600%)	4.266%	10/26/27	559,000	561,686 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.620%)	4.310%	6/11/27	250,000	251,036 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.650%)	4.334%	6/13/28	405,000	407,249 (a)(b)
National Bank of Canada, Senior Notes (4.166% to 1/20/28 then SOFR + 0.760%)	4.166%	1/20/29	500,000	501,237 (a)
National Bank of Canada, Senior Notes (4.702% to 3/5/26 then SOFR + 0.557%)	4.702%	3/5/27	315,000	315,192 (a)
National Bank of Canada, Senior Notes (5.600% to 7/2/26 then SOFR + 1.036%)	5.600%	7/2/27	905,000	910,875 (a)
National Bank of Canada, Senior Notes (SOFR + 0.770%)	4.462%	1/20/29	360,000	360,706 (a)
National Bank of Canada, Senior Notes (SOFR + 1.030%)	4.725%	7/2/27	250,000	250,564 (a)
NatWest Group PLC, Senior Notes (5.583% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 1.100%)	5.583%	3/1/28	324,000	329,551 (a)
NatWest Group PLC, Senior Notes (5.847% to 3/2/26 then 1 year Treasury Constant Maturity Rate + 1.350%)	5.847%	3/2/27	892,000	893,234 (a)
NatWest Group PLC, Senior Notes (SOFR + 1.100%)	4.869%	5/23/29	200,000	201,395 (a)
NatWest Group PLC, Senior Notes (SOFR + 1.250%)	5.015%	3/1/28	470,000	471,555 (a)
Nordea Bank Abp, Senior Notes (SOFR + 0.700%)	4.398%	3/17/28	260,000	261,411 (a)(b)
Nordea Bank Abp, Senior Notes (SOFR + 0.740%)	4.437%	3/19/27	200,000	200,788 (a)(b)
PNC Bank NA, Senior Notes (4.429% to 7/21/27 then SOFR + 0.727%)	4.429%	7/21/28	250,000	251,770 (a)
PNC Bank NA, Senior Notes (SOFR + 0.730%)	4.422%	7/21/28	250,000	250,673 (a)
PNC Financial Services Group Inc., Senior Notes (4.075% to 1/26/28 then SOFR + 0.610%)	4.075%	1/26/29	500,000	500,822 (a)
PNC Financial Services Group Inc., Senior Notes (5.102% to 7/23/26 then SOFR + 0.796%)	5.102%	7/23/27	190,000	191,028 (a)
PNC Financial Services Group Inc., Senior Notes (SOFR + 0.620%)	4.314%	1/26/29	430,000	430,767 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.700%)	4.397%	11/3/28	570,000	570,670 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.720%)	4.412%	10/18/27	552,000	553,818 (a)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Royal Bank of Canada, Senior Notes (SOFR + 0.790%)	4.483%	7/23/27	$890,000	$891,232 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.830%)	4.524%	1/24/29	739,000	740,754 (a)
Santander UK Group Holdings PLC, Senior Notes (3.823% to 11/3/27 then 3 mo. USD LIBOR + 1.400%)	3.823%	11/3/28	500,000	497,694 (a)
Santander UK Group Holdings PLC, Senior Notes (6.534% to 1/10/28 then SOFR + 2.600%)	6.534%	1/10/29	680,000	710,046 (a)
Skandinaviska Enskilda Banken AB, Senior Notes	5.125%	3/5/27	400,000	405,731 (b)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.750%)	4.493%	6/2/28	540,000	542,718 (a)(b)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.890%)	4.610%	3/5/27	200,000	201,167 (a)(b)
Societe Generale SA, Senior Notes	4.000%	1/12/27	315,000	314,860 (b)
Societe Generale SA, Senior Notes	5.250%	2/19/27	820,000	829,809 (b)
Societe Generale SA, Senior Notes (SOFR + 1.100%)	4.877%	2/19/27	350,000	351,713 (a)(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	5.520%	1/13/28	732,000	754,212
Sumitomo Mitsui Financial Group Inc., Senior Notes	4.108%	1/15/29	210,000	210,087
Sumitomo Mitsui Financial Group Inc., Senior Notes (SOFR + 0.760%)	4.426%	1/15/29	265,000	265,336 (a)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.660%)	4.414%	5/28/27	370,000	371,463 (a)(b)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.740%)	4.509%	5/23/28	465,000	467,690 (a)(b)
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	270,000	279,799
Toronto-Dominion Bank, Senior Notes (SOFR + 0.620%)	4.318%	12/17/26	500,000	501,562 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.750%)	4.439%	10/13/28	548,000	549,493 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.820%)	4.516%	1/31/28	690,000	693,906 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 1.080%)	4.771%	7/17/26	715,000	717,759 (a)
Truist Bank, Senior Notes (4.420% to 7/24/27 then SOFR + 0.770%)	4.420%	7/24/28	461,000	463,651 (a)
Truist Bank, Senior Notes (4.671% to 5/20/26 then SOFR + 0.590%)	4.671%	5/20/27	670,000	671,133 (a)
Truist Bank, Senior Notes (SOFR + 0.770%)	4.464%	7/24/28	550,000	551,867 (a)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	493,000	496,425 (a)
UniCredit SpA, Senior Notes	4.625%	4/12/27	210,000	211,432 (b)
US Bank NA, Senior Notes (4.507% to 10/22/26 then SOFR + 0.690%)	4.507%	10/22/27	1,105,000	1,109,716 (a)
US Bank NA, Senior Notes (4.730% to 5/15/27 then SOFR + 0.910%)	4.730%	5/15/28	545,000	550,340 (a)
US Bank NA, Senior Notes (SOFR + 0.910%)	4.700%	5/15/28	350,000	351,830 (a)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	750,000	765,162 (a)
Wells Fargo & Co., Senior Notes (SOFR + 0.780%)	4.474%	1/24/28	412,000	413,169 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.070%)	4.763%	4/22/28	286,000	287,610 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.370%)	5.063%	4/23/29	879,000	893,876 (a)
Westpac Banking Corp., Senior Notes (SOFR + 0.460%)	4.126%	10/20/26	1,020,000	1,022,026 (a)
Total Banks				73,840,067
Capital Markets — 6.9%
Bank of New York Mellon Corp., Senior Notes (4.441% to 6/9/27 then SOFR + 0.680%)	4.441%	6/9/28	200,000	201,541 (a)
Bank of New York Mellon Corp., Senior Notes (4.587% to 4/20/26 then SOFR + 0.693%)	4.587%	4/20/27	250,000	250,359 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.630%)	4.323%	1/22/30	865,000	864,939 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.680%)	4.394%	6/9/28	335,000	336,086 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.830%)	4.522%	7/21/28	293,000	294,668 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.000%	1/15/27	417,000	421,744 (b)
Daimler Truck Finance North America LLC, Senior Notes	4.300%	8/12/27	205,000	206,054 (b)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Daimler Truck Finance North America LLC, Senior Notes	4.150%	1/12/29	$150,000	$150,013 (b)
Daimler Truck Finance North America LLC, Senior Notes (SOFR + 0.840%)	4.529%	1/13/28	355,000	355,500 (a)(b)
Daimler Truck Finance North America LLC, Senior Notes (SOFR + 0.960%)	4.657%	9/25/27	300,000	301,272 (a)(b)
Deutsche Bank AG, Senior Notes (2.552% to 1/7/27 then SOFR + 1.318%)	2.552%	1/7/28	370,000	364,837 (a)
Deutsche Bank AG, Senior Notes (5.373% to 1/10/28 then SOFR + 1.210%)	5.373%	1/10/29	385,000	393,240 (a)
Deutsche Bank AG, Senior Notes (7.146% to 7/13/26 then SOFR + 2.520%)	7.146%	7/13/27	779,000	789,623 (a)
Deutsche Bank AG, Senior Notes (SOFR + 1.210%)	4.898%	1/10/29	655,000	659,704 (a)
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	161,000	160,985
Goldman Sachs Group Inc., Senior Notes (3 mo. Term SOFR + 2.012%)	5.683%	10/28/27	11,000	11,119 (a)
Goldman Sachs Group Inc., Senior Notes (4.148% to 1/21/28 then SOFR + 0.710%)	4.148%	1/21/29	200,000	200,186 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.710%)	4.402%	1/21/29	400,000	400,173 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.920%)	4.612%	10/21/29	500,000	501,386 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 1.290%)	4.983%	4/23/28	345,000	347,988 (a)
Intercontinental Exchange Inc., Senior Notes	3.950%	12/1/28	190,000	190,201
Jefferies Financial Group Inc., Senior Notes	4.750%	8/11/26	840,000	840,010
Jefferies Financial Group Inc., Senior Notes	4.500%	9/15/26	740,000	742,147
Morgan Stanley, Senior Notes	3.125%	7/27/26	49,000	48,826
Morgan Stanley, Senior Notes (5.652% to 4/13/27 then SOFR + 1.010%)	5.652%	4/13/28	950,000	968,056 (a)
Morgan Stanley, Senior Notes (SOFR + 0.920%)	4.613%	10/18/29	575,000	578,167 (a)
Morgan Stanley, Senior Notes (SOFR + 1.020%)	4.711%	4/13/28	150,000	150,817 (a)
Morgan Stanley Bank NA, Senior Notes (SOFR + 0.940%)	4.631%	7/14/28	384,000	386,778 (a)
State Street Bank & Trust Co., Senior Notes (SOFR + 0.460%)	4.225%	11/25/26	250,000	250,555 (a)
State Street Corp., Senior Notes (SOFR + 0.640%)	4.333%	10/22/27	172,000	172,883 (a)
State Street Corp., Senior Notes (SOFR + 0.845%)	4.542%	8/3/26	97,000	97,249 (a)
State Street Corp., Senior Notes (SOFR + 0.950%)	4.644%	4/24/28	210,000	211,291 (a)
UBS AG, Senior Notes (4.864% to 1/10/27 then SOFR + 0.720%)	4.864%	1/10/28	275,000	277,446 (a)
UBS Group AG, Senior Notes	4.282%	1/9/28	820,000	821,897 (b)
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	250,000	250,000 (a)(b)
UBS Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	460,000	457,793 (a)(b)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	335,000	341,646 (a)(b)
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	555,000	574,183 (a)(b)
Total Capital Markets				14,571,362
Consumer Finance — 2.2%
American Express Co., Senior Notes (4.351% to 7/20/28 then SOFR + 0.810%)	4.351%	7/20/29	641,000	645,061 (a)
American Express Co., Senior Notes (SOFR + 0.930%)	4.624%	7/26/28	309,000	310,589 (a)
American Express Co., Senior Notes (SOFR + 0.970%)	4.665%	7/28/27	280,000	280,786 (a)
American Express Co., Senior Notes (SOFR + 1.000%)	4.790%	2/16/28	465,000	466,397 (a)
American Express Co., Senior Notes (SOFR + 1.260%)	4.954%	4/25/29	420,000	425,465 (a)
Capital One Financial Corp., Senior Notes	3.750%	3/9/27	343,000	342,391
Capital One Financial Corp., Senior Notes (4.927% to 5/10/27 then SOFR + 2.057%)	4.927%	5/10/28	735,000	742,774 (a)
Capital One Financial Corp., Senior Notes (6.312% to 6/8/28 then SOFR + 2.640%)	6.312%	6/8/29	413,000	432,366 (a)
Capital One Financial Corp., Senior Notes (7.149% to 10/29/26 then SOFR + 2.440%)	7.149%	10/29/27	765,000	781,539 (a)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	263,000	266,386 (b)
Total Consumer Finance				4,693,754
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	$705,000	$697,185
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	690,000	701,294
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	730,000	708,343
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.125%	2/28/29	310,000	308,988
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.560%)	4.350%	11/15/27	643,000	646,415 (a)
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.580%)	4.373%	11/14/28	576,000	578,684 (a)
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.690%)	4.381%	10/16/26	145,000	145,563 (a)
GA Global Funding Trust, Secured Notes	4.400%	9/23/27	570,000	572,158 (b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.500%)	4.192%	5/1/26	310,000	310,123 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.223%	10/9/26	535,000	535,709 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.211%	11/16/26	605,000	605,898 (a)(b)
Nationwide Building Society, Senior Notes (4.649% to 7/14/28 then SOFR + 1.060%)	4.649%	7/14/29	345,000	348,719 (a)(b)
Nationwide Building Society, Senior Notes (6.557% to 10/18/26 then SOFR + 1.910%)	6.557%	10/18/27	1,049,000	1,067,190 (a)(b)
PayPal Holdings Inc., Senior Notes (SOFR + 0.670%)	4.387%	3/6/28	265,000	265,882 (a)
Total Financial Services				7,492,151
Insurance — 6.5%
AEGON Funding Co. LLC, Senior Notes	5.500%	4/16/27	851,000	863,668 (b)
Arthur J Gallagher & Co., Senior Notes	4.600%	12/15/27	418,000	422,900
Athene Global Funding, Secured Notes	4.950%	1/7/27	871,000	878,356 (b)
Athene Global Funding, Secured Notes	5.349%	7/9/27	397,000	403,826 (b)
Athene Global Funding, Secured Notes (SOFR + 0.950%)	4.667%	3/6/28	744,000	747,666 (a)(b)
Athene Global Funding, Senior Secured Notes	4.860%	8/27/26	460,000	462,237 (b)
Brown & Brown Inc., Senior Notes	4.600%	12/23/26	430,000	432,616
CNO Global Funding, Secured Notes	1.750%	10/7/26	787,000	775,165 (b)
CNO Global Funding, Secured Notes	4.875%	12/10/27	185,000	187,399 (b)
Corebridge Global Funding, Secured Notes	5.350%	6/24/26	475,000	477,670 (b)
Corebridge Global Funding, Senior Secured Notes (SOFR + 1.300%)	4.998%	9/25/26	510,000	513,378 (a)(b)
Marsh & McLennan Cos. Inc., Senior Notes (SOFR + 0.700%)	4.511%	11/8/27	259,000	260,276 (a)
MassMutual Global Funding II, Secured Notes (SOFR + 0.740%)	4.428%	4/9/27	400,000	402,126 (a)(b)
Met Tower Global Funding, Senior Secured Notes	4.000%	1/14/29	355,000	354,490 (b)
Metropolitan Life Global Funding I, Secured Notes	4.150%	8/25/28	549,000	551,786 (b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.403%	6/11/27	300,000	301,216 (a)(b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.465%	8/25/28	606,000	607,706 (a)(b)
Mutual of Omaha Cos. Global Funding, Secured Notes	5.800%	7/27/26	250,000	252,077 (b)
New York Life Global Funding, Secured Notes (SOFR + 0.660%)	4.354%	7/25/28	435,000	437,237 (a)(b)
New York Life Global Funding, Senior Secured Notes (SOFR + 0.670%)	4.365%	4/2/27	955,000	959,006 (a)(b)
New York Life Global Funding, Senior Secured Notes (SOFR + 0.880%)	4.574%	4/25/28	468,000	472,410 (a)(b)
Northwestern Mutual Global Funding, Secured Notes	5.070%	3/25/27	164,000	166,206 (b)
Northwestern Mutual Global Funding, Secured Notes (SOFR + 0.660%)	4.425%	8/25/28	420,000	421,193 (a)(b)
Pacific Life Global Funding II, Secured Notes (SOFR + 0.850%)	4.671%	2/5/27	86,000	86,425 (a)(b)
Pacific Life Global Funding II, Secured Notes (SOFR + 1.050%)	4.745%	7/28/26	400,000	401,629 (a)(b)
Principal Life Global Funding II, Secured Notes	4.600%	8/19/27	97,000	97,975 (b)
Principal Life Global Funding II, Secured Notes (SOFR + 0.810%)	4.597%	8/18/28	570,000	570,772 (a)(b)
Protective Life Global Funding, Secured Notes	4.335%	9/13/27	450,000	453,311 (b)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Protective Life Global Funding, Secured Notes	4.161%	1/15/29	$490,000	$490,177 (b)
Protective Life Global Funding, Secured Notes (SOFR + 0.700%)	4.388%	4/10/26	233,000	233,214 (a)(b)
Total Insurance				13,684,113

Total Financials				114,281,447
Health Care — 2.1%
Health Care Equipment & Supplies — 0.0%††
GE HealthCare Technologies Inc., Senior Notes	4.150%	12/15/28	100,000	100,328
Health Care Providers & Services — 0.8%
CVS Health Corp., Senior Notes	5.000%	2/20/26	189,000	189,043
CVS Health Corp., Senior Notes	2.875%	6/1/26	467,000	465,304
CVS Health Corp., Senior Notes	3.000%	8/15/26	646,000	642,547
UnitedHealth Group Inc., Senior Notes (SOFR + 0.500%)	4.191%	7/15/26	411,000	411,680 (a)
Total Health Care Providers & Services				1,708,574
Life Sciences Tools & Services — 0.2%
Illumina Inc., Senior Notes	4.650%	9/9/26	322,000	322,857
Pharmaceuticals — 1.1%
Eli Lilly & Co., Senior Notes	4.000%	10/15/28	275,000	277,108
Eli Lilly & Co., Senior Notes (SOFR + 0.530%)	4.221%	10/15/28	685,000	689,885 (a)
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	275,000	273,303
Merck & Co. Inc., Senior Notes (SOFR + 0.570%)	4.293%	3/15/29	425,000	426,442 (a)
Novartis Capital Corp., Senior Notes (SOFR + 0.520%)	4.341%	11/5/28	360,000	362,066 (a)
Pfizer Inc., Senior Notes (SOFR + 0.500%)	4.276%	11/15/27	215,000	215,911 (a)
Total Pharmaceuticals				2,244,715

Total Health Care				4,376,474
Industrials — 2.6%
Aerospace & Defense — 0.2%
BAE Systems PLC, Senior Notes	5.000%	3/26/27	345,000	349,119 (b)
RTX Corp., Senior Notes	5.000%	2/27/26	121,000	121,028
Total Aerospace & Defense				470,147
Building Products — 0.4%
Owens Corning, Senior Notes	3.400%	8/15/26	506,000	504,176
Owens Corning, Senior Notes	5.500%	6/15/27	250,000	254,915
Total Building Products				759,091
Commercial Services & Supplies — 0.2%
Veralto Corp., Senior Notes	5.500%	9/18/26	426,000	429,907
Industrial Conglomerates — 0.1%
Siemens Funding BV, Senior Notes (SOFR + 0.640%)	4.398%	5/26/28	200,000	201,088 (a)(b)
Machinery — 1.4%
John Deere Capital Corp., Senior Notes (SOFR + 0.500%)	4.229%	3/6/28	625,000	627,846 (a)
John Deere Capital Corp., Senior Notes (SOFR + 0.580%)	4.297%	9/11/28	410,000	411,777 (a)
John Deere Capital Corp., Senior Notes (SOFR + 0.600%)	4.317%	6/11/27	607,000	609,875 (a)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes	5.200%	3/7/27	235,000	238,383 (b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.750%)	4.456%	9/11/28	565,000	567,330 (a)(b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.980%)	4.689%	9/10/27	610,000	615,866 (a)(b)
Total Machinery				3,071,077
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	5.300%	6/25/26	$557,000	$559,624

Total Industrials				5,490,934
Information Technology — 1.0%
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Senior Notes	3.800%	11/15/27	285,000	284,971
Amphenol Corp., Senior Notes	4.375%	6/12/28	520,000	525,598
Amphenol Corp., Senior Notes (SOFR + 0.530%)	4.334%	11/15/27	95,000	95,257 (a)
Total Electronic Equipment, Instruments & Components				905,826
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Inc., Senior Notes	5.050%	7/12/27	200,000	203,609
Broadcom Inc., Senior Notes	4.800%	4/15/28	157,000	160,078
Total Semiconductors & Semiconductor Equipment				363,687
Software — 0.4%
Oracle Corp., Senior Notes	1.650%	3/25/26	365,000	363,722
Oracle Corp., Senior Notes (SOFR + 0.760%)	4.457%	8/3/28	445,000	437,783 (a)
Synopsys Inc., Senior Notes	4.550%	4/1/27	75,000	75,549
Total Software				877,054

Total Information Technology				2,146,567
Materials — 0.3%
Metals & Mining — 0.2%
Rio Tinto Finance USA PLC, Senior Notes (SOFR + 0.840%)	4.538%	3/14/28	310,000	312,627 (a)
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	119,000	118,045 (b)
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	115,000	116,249 (b)
Total Paper & Forest Products				234,294

Total Materials				546,921
Real Estate — 2.5%
Diversified REITs — 0.7%
American Tower Corp., Senior Notes	3.650%	3/15/27	244,000	243,177
Essex Portfolio LP, Senior Notes	3.375%	4/15/26	209,000	208,729
Realty Income Corp., Senior Notes	0.750%	3/15/26	400,000	398,563
Realty Income Corp., Senior Notes	4.875%	6/1/26	624,000	624,596
Total Diversified REITs				1,475,065
Office REITs — 0.6%
Boston Properties LP, Senior Notes	3.650%	2/1/26	771,000	771,000
Boston Properties LP, Senior Notes	2.750%	10/1/26	528,000	523,359
Total Office REITs				1,294,359
Residential REITs — 0.4%
Camden Property Trust, Senior Notes	5.850%	11/3/26	811,000	821,458
Retail REITs — 0.4%
Nationwide Building Society, Senior Notes (SOFR + 1.070%)	4.760%	7/14/29	414,000	416,280 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.290%)	5.080%	2/16/28	420,000	423,470 (a)(b)
Total Retail REITs				839,750
Specialized REITs — 0.4%
American Tower Corp., Senior Notes	1.600%	4/15/26	330,000	328,454
American Tower Corp., Senior Notes	3.375%	10/15/26	152,000	151,398
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialized REITs — continued
Public Storage Operating Co., Senior Notes (SOFR + 0.700%)	4.391%	4/16/27	$380,000	$381,378 (a)
Total Specialized REITs				861,230

Total Real Estate				5,291,862
Utilities — 1.7%
Electric Utilities — 1.2%
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	200,000	199,834
Constellation Energy Generation LLC, Senior Notes (SOFR + 0.600%)	4.288%	1/8/28	215,000	215,426 (a)
Enel Finance International NV, Senior Notes	4.125%	9/30/28	200,000	200,044 (b)
Eversource Energy, Senior Notes	4.750%	5/15/26	612,000	613,364
Georgia Power Co., Senior Notes (SOFR + 0.280%)	3.978%	9/15/26	160,000	160,045 (a)
NextEra Energy Capital Holdings Inc., Senior Notes	3.550%	5/1/27	470,000	467,856
NextEra Energy Capital Holdings Inc., Senior Notes	4.685%	9/1/27	100,000	101,174
NextEra Energy Capital Holdings Inc., Senior Notes	4.850%	2/4/28	75,000	76,353
NextEra Energy Capital Holdings Inc., Senior Notes (SOFR + 0.800%)	4.636%	2/4/28	315,000	316,925 (a)
Wisconsin Electric Power Co., Senior Notes	3.950%	3/1/29	170,000	169,908
Total Electric Utilities				2,520,929
Gas Utilities — 0.0%††
Southern Co. Gas Capital Corp., Senior Notes	4.050%	9/15/28	90,000	90,103
Multi-Utilities — 0.5%
Dominion Energy Inc., Senior Notes	4.600%	5/15/28	175,000	177,264
DTE Energy Co., Senior Notes	4.950%	7/1/27	465,000	470,949
DTE Energy Co., Senior Notes	4.875%	6/1/28	185,000	188,212
WEC Energy Group Inc., Senior Notes	5.600%	9/12/26	214,000	215,876
Total Multi-Utilities				1,052,301

Total Utilities				3,663,333
Total Corporate Bonds & Notes (Cost — $159,273,203)				159,954,143
Asset-Backed Securities — 3.7%
Capital One Prime Auto Receivables Trust, 2023-1 A3	4.870%	2/15/28	196,180	196,933
Capital One Prime Auto Receivables Trust, 2025-1 A2B (30 Day Average SOFR + 0.330%)	4.037%	1/16/29	660,000	660,411 (a)
CarMax Auto Owner Trust, 2024-2 A3	5.500%	1/16/29	389,165	394,285
Citizens Auto Receivables Trust, 2024-1 A3	5.110%	4/17/28	126,655	127,317 (b)
Ford Credit Auto Owner Trust, 2022-C A4	4.590%	12/15/27	779,431	780,814
Ford Credit Auto Owner Trust, 2025-B A2B (30 Day Average SOFR + 0.300%)	4.007%	6/15/28	352,000	352,060 (a)
GM Financial Consumer Automobile Receivables Trust, 2022-3 A4	3.710%	12/16/27	628,064	627,623
GM Financial Consumer Automobile Receivables Trust, 2023-1 A3	4.660%	2/16/28	91,921	92,165
GM Financial Consumer Automobile Receivables Trust, 2024-1 A3	4.850%	12/18/28	222,234	223,719
GM Financial Consumer Automobile Receivables Trust, 2024-2 A3	5.100%	3/16/29	301,488	304,095
Harley-Davidson Motorcycle Trust, 2023-B A3	5.690%	8/15/28	69,648	70,286
Honda Auto Receivables Owner Trust, 2023-1 A3	5.040%	4/21/27	135,947	136,223
Honda Auto Receivables Owner Trust, 2023-4 A3	5.670%	6/21/28	411,430	415,871
Honda Auto Receivables Owner Trust, 2024-1 A3	5.210%	8/15/28	87,048	87,797
Hyundai Auto Receivables Trust, 2023-A A3	4.580%	4/15/27	56,566	56,602
Hyundai Auto Receivables Trust, 2023-B A3	5.480%	4/17/28	270,956	272,788
Nissan Auto Receivables Owner Trust, 2025-A A2B (30 Day Average SOFR + 0.450%)	4.157%	2/15/28	201,527	201,754 (a)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Nissan Auto Receivables Owner Trust, 2025-B A2A	4.000%	7/17/28	$555,000	$555,775
Toyota Auto Receivables Owner Trust, 2022-C A3	3.760%	4/15/27	27,348	27,329
Toyota Auto Receivables Owner Trust, 2024-D A2B (30 Day Average SOFR + 0.390%)	4.097%	8/16/27	52,648	52,671 (a)
Toyota Auto Receivables Owner Trust, 2025-D A2B (30 Day Average SOFR + 0.320%)	4.027%	8/15/28	572,000	572,299 (a)
Toyota Auto Receivables Owner Trust, 2026-A A2A	3.800%	12/15/28	347,000	347,292
USB Auto Owner Trust, 2025-1A A2	4.510%	6/15/28	158,892	159,220 (b)
Volkswagen Auto Loan Enhanced Trust, 2024-1 A2A	4.650%	11/22/27	102,416	102,656
Volkswagen Auto Loan Enhanced Trust, 2025-2 A2B (30 Day Average SOFR + 0.370%)	4.073%	8/21/28	393,000	393,093 (a)
World Omni Auto Receivables Trust, 2024-A A3	4.860%	3/15/29	625,618	629,581

Total Asset-Backed Securities (Cost — $7,826,572)				7,840,659
U.S. Government & Agency Obligations — 1.0%
U.S. Government Obligations — 1.0%
U.S. Treasury Notes (Cost — $2,099,961)	4.875%	4/30/26	2,105,000	2,110,850
Total Investments before Short-Term Investments (Cost — $169,199,736)				169,905,652

Short-Term Investments — 18.8%
Commercial Paper — 18.8%
AES Corp.	6.189%	2/2/26	930,000	929,694 (d)
Agree LP	4.765%	2/5/26	670,000	669,573 (d)
Agree LP	4.579%	2/12/26	490,000	489,279 (d)
Air Lease Corp.	6.267%	2/2/26	415,000	414,862 (d)
Air Lease Corp.	4.480%	2/17/26	290,000	289,409 (d)
Alimentation Couche-Tard Inc.	6.034%	2/2/26	380,000	379,878 (d)
Arrow Electronics Inc.	5.177%	2/4/26	555,000	554,693 (d)
Arrow Electronics Inc.	4.836%	2/6/26	560,000	559,565 (d)
AvalonBay Communities Inc.	5.918%	2/2/26	575,000	574,819 (d)
AvalonBay Communities Inc.	5.257%	2/3/26	480,000	479,798 (d)
AvalonBay Communities Inc.	4.819%	2/5/26	470,000	469,697 (d)
AvalonBay Communities Inc.	4.343%	2/10/26	375,000	374,564 (d)
AvalonBay Communities Inc.	4.277%	2/12/26	265,000	264,635 (d)
Bayer AG	3.991%	7/20/26	880,000	864,107 (d)
Bell Canada	4.087%	2/26/26	250,000	249,288 (d)
Boston Properties LP	4.235%	2/19/26	280,000	279,396 (d)
Boston Properties LP	4.181%	2/27/26	600,000	598,185 (d)
Bunge Ltd. Finance Corp.	5.270%	2/3/26	480,000	479,797 (d)
Bunge Ltd. Finance Corp.	4.391%	2/9/26	690,000	689,269 (d)
Charles Schwab Corp.	3.876%	5/8/26	505,000	499,922 (d)
Conagra Brands Inc.	6.170%	2/2/26	1,175,000	1,174,615 (d)
Duke Energy Corp.	4.251%	2/9/26	535,000	534,451 (d)
Duke Energy Corp.	4.034%	2/27/26	1,000,000	997,079 (d)
Enbridge US Inc.	5.899%	2/2/26	345,000	344,892 (d)
Enbridge US Inc.	4.133%	2/27/26	495,000	493,519 (d)
Enel Finance America LLC	4.600%	2/6/26	440,000	439,675 (d)
Enel Finance America LLC	4.089%	3/6/26	390,000	388,547 (d)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Enel Finance America LLC	4.025%	4/27/26	$250,000	$247,687 (d)
Energy Transfer LP	5.976%	2/2/26	620,000	619,803 (d)
ERAC USA Finance LLC	4.273%	2/17/26	375,000	374,270 (d)
ERAC USA Finance LLC	4.268%	2/18/26	475,000	474,022 (d)
ERAC USA Finance LLC	4.263%	2/19/26	315,000	314,316 (d)
ERAC USA Finance LLC	4.261%	2/20/26	845,000	843,070 (d)
Essex Portfolio LP	5.295%	2/3/26	280,000	279,881 (d)
Eversource Energy	4.279%	2/27/26	600,000	598,143 (d)
Extra Space Storage LP	5.218%	2/3/26	265,000	264,889 (d)
Extra Space Storage LP	4.693%	2/5/26	575,000	574,639 (d)
Extra Space Storage LP	4.471%	2/10/26	485,000	484,419 (d)
Extra Space Storage LP	4.157%	2/26/26	340,000	339,015 (d)
General Motors Co.	4.156%	5/5/26	250,000	247,392 (d)
General Motors Co.	4.232%	6/3/26	345,000	340,214 (d)
General Motors Co.	4.171%	8/7/26	250,000	244,793 (d)
Intercontinental Exchange Inc.	4.830%	2/5/26	330,000	329,787 (d)
Intercontinental Exchange Inc.	4.467%	2/9/26	360,000	359,612 (d)
Intercontinental Exchange Inc.	4.314%	2/13/26	430,000	429,354 (d)
Intesa Sanpaolo SpA	4.390%	2/27/26	1,550,000	1,545,082 (d)
Macquarie Bank Ltd.	0.473%	5/14/26	250,000	250,182 (d)
Marriott International Inc.	4.157%	2/27/26	552,000	550,340 (d)
Mid-America Apartments LP	4.928%	2/4/26	275,000	274,855 (d)
Mid-America Apartments LP	4.731%	2/5/26	370,000	369,766 (d)
Mid-America Apartments LP	4.382%	2/9/26	1,125,000	1,123,811 (d)
Mid-America Apartments LP	4.169%	2/19/26	340,000	339,278 (d)
ONEOK Inc.	4.382%	2/9/26	380,000	379,598 (d)
ONEOK Inc.	4.350%	2/10/26	445,000	444,481 (d)
O’Reilly Automotive Inc.	4.352%	2/11/26	800,000	798,974 (d)
O’Reilly Automotive Inc.	4.255%	2/13/26	725,000	723,925 (d)
Penske Truck Leasing Co.	5.366%	2/3/26	295,000	294,873 (d)
Penske Truck Leasing Co.	4.811%	2/5/26	440,000	439,717 (d)
Penske Truck Leasing Co.	4.404%	2/12/26	610,000	609,136 (d)
Penske Truck Leasing Co.	4.294%	2/20/26	385,000	384,114 (d)
Penske Truck Leasing Co.	4.267%	2/24/26	450,000	448,765 (d)
Phillips 66 Co.	4.312%	2/12/26	320,000	319,556 (d)
Ryder System Inc.	4.889%	2/4/26	335,000	334,825 (d)
Ryder System Inc.	4.568%	2/6/26	595,000	594,563 (d)
Ryder System Inc.	4.316%	2/10/26	655,000	654,242 (d)
Sempra	4.157%	2/23/26	375,000	374,039 (d)
Simon Property Group LP	4.133%	2/27/26	775,000	772,682 (d)
Sumitomo Mitsui Trust Bank Ltd.	3.959%	3/9/26	620,000	617,565 (d)
Sumitomo Mitsui Trust Bank Ltd.	4.050%	12/11/26	575,000	575,789 (d)
Targa Resources Corp.	6.092%	2/2/26	480,000	479,845 (d)
Targa Resources Corp.	4.676%	2/6/26	530,000	529,602 (d)
Targa Resources Corp.	4.359%	2/11/26	370,000	369,525 (d)
Targa Resources Corp.	4.328%	2/12/26	250,000	249,652 (d)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
UDR Inc.	5.218%	2/3/26	$330,000	$329,862 (d)
UDR Inc.	4.286%	2/11/26	330,000	329,583 (d)
UDR Inc.	4.183%	2/17/26	800,000	798,474 (d)
WEC Energy Group Inc.	4.183%	2/17/26	550,000	548,951 (d)
WEC Energy Group Inc.	4.162%	2/20/26	1,000,000	997,768 (d)

Total Commercial Paper (Cost — $39,705,362)				39,701,934
			Shares
Money Market Funds — 0.0%††
Putnam Government Money Market Fund, Class P Shares (Cost — $2,898)	3.430%		2,898	2,898 (e)(f)

Total Short-Term Investments (Cost — $39,708,260)				39,704,832
Total Investments — 99.5% (Cost — $208,907,996)				209,610,484
Other Assets in Excess of Liabilities — 0.5%				948,021
Total Net Assets — 100.0%				$210,558,505

††	Represents less than 0.1%.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Rate shown represents yield-to-maturity.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $2,898 and the cost was $2,898 (Note 2).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Putnam ESG Ultra Short ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a rate of current income as the Fund’s investment manager believes is consistent with preservation of capital and maintenance of liquidity.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from

Putnam ESG Ultra Short ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$159,954,143	—	$159,954,143
Asset-Backed Securities	—	7,840,659	—	7,840,659
U.S. Government & Agency Obligations	—	2,110,850	—	2,110,850
Total Long-Term Investments	—	169,905,652	—	169,905,652
Short-Term Investments†:
Commercial Paper	—	39,701,934	—	39,701,934
Money Market Funds	$2,898	—	—	2,898
Total Short-Term Investments	2,898	39,701,934	—	39,704,832
Total Investments	$2,898	$209,607,586	—	$209,610,484

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$945,191	$72,706,886	72,706,886	$73,649,179	73,649,179

Putnam ESG Ultra Short ETF 2026 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$36,579	—	$2,898

Putnam ESG Ultra Short ETF 2026 Quarterly Report